Restatement of Previously Issued Consolidated Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Details)	6 Months Ended					12 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM)
Schedule of Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss [Line Items]
Revenue	RM 82,650,000	$ 18,448,661	RM 31,622,948	RM 31,622,948	$ 6,882,034
Cost of sale	(79,900,000)	(17,834,821)		(28,837,315)	(6,275,803)
Gross profit	2,750,000	613,840		2,785,633	606,231
Other income	619,473	138,275		1,004,286	218,561
Administrative expenses	(26,602,513)	(5,938,061)		(33,929,567)	(7,384,019)
Other operating expenses				(315,941)
Finance costs	(2,828)	(631)		(5,916)	(1,287)
Loss before tax	(28,457,298)	(6,352,075)	(30,461,505)	(30,461,505)	(6,629,272)
Tax expense	920,864	205,550	11,582,793	11,582,793	2,520,738
Loss for the financial period	(27,536,434)	(6,146,525)	(18,878,712)	(18,878,712)	(4,108,534)
Other comprehensive income for the financial period, net of tax
Gain on foreign currency translation	(1,132,747)	(252,845)		3,070,107	668,141
Total comprehensive loss for the financial period	(28,669,181)	(6,399,370)		(15,808,605)	(3,440,393)
Loss for the financial period attributable to:
Owners of the Company	(27,536,434)	(6,146,525)		(19,190,171)	(4,176,316)
Non-controlling interests				311,459	67,782
(Loss)/Profit for the financial year	(27,536,434)	(6,146,525)	RM (18,878,712)	(18,878,712)	(4,108,534)
Total comprehensive loss attributable to:
Owners of the Company	(28,669,181)	(6,399,370)		(16,120,064)	(3,508,175)
Non-controlling interests				311,459	67,782	RM 310,846
Profit for the financial year	RM (28,669,181)	$ (6,399,370)		RM (15,808,605)	$ (3,440,393)
Weighted average shares outstanding:
Basic (in Shares) | shares	26,437,500	26,437,500		26,437,500	26,437,500
Diluted (in Shares) | shares	26,437,500	26,437,500		26,437,500	26,437,500
Loss per share attributable to Owners of the Company:
Basic (in Ringgits per share) | (per share)	RM (1.04)	$ (0.23)		RM (0.73)	$ (0.16)
Diluted (in Ringgits per share) | (per share)	RM (1.04)	$ (0.23)		RM (0.73)	$ (0.16)
Previously reported [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss [Line Items]
Revenue				RM 31,622,948
Cost of sale				(49,203,982)
Gross profit				(17,581,034)
Other income				1,004,286
Administrative expenses				(45,894,179)
Other operating expenses				(315,941)
Finance costs				(5,916)
Loss before tax				(62,792,784)
Tax expense				12,927,194
Loss for the financial period				(49,865,590)
Other comprehensive income for the financial period, net of tax
Gain on foreign currency translation				3,070,107
Total comprehensive loss for the financial period				(46,795,483)
Loss for the financial period attributable to:
Owners of the Company				(50,177,049)
Non-controlling interests				311,459
(Loss)/Profit for the financial year				(49,865,590)
Total comprehensive loss attributable to:
Owners of the Company				(47,106,942)
Non-controlling interests				311,459
Profit for the financial year				RM (46,795,483)
Weighted average shares outstanding:
Basic (in Shares) | shares				21,999,658	21,999,658
Diluted (in Shares) | shares				21,999,658	21,999,658
Loss per share attributable to Owners of the Company:
Basic (in Ringgits per share) | RM / shares				RM (2.28)
Diluted (in Ringgits per share) | RM / shares				RM (2.28)
Adjustments/ Reclassification [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss [Line Items]
Revenue
Cost of sale				20,366,667
Gross profit				20,366,667
Other income
Administrative expenses				11,964,612
Other operating expenses
Finance costs
Loss before tax				32,331,279
Tax expense				(1,344,401)
Loss for the financial period				30,986,878
Other comprehensive income for the financial period, net of tax
Gain on foreign currency translation
Total comprehensive loss for the financial period				30,986,878
Loss for the financial period attributable to:
Owners of the Company				30,986,878
Non-controlling interests
(Loss)/Profit for the financial year				30,986,878
Total comprehensive loss attributable to:
Owners of the Company				30,986,878
Non-controlling interests
Profit for the financial year				RM 30,986,878
Weighted average shares outstanding:
Basic (in Shares) | shares				4,437,842	4,437,842
Diluted (in Shares) | shares				4,437,842	4,437,842
Loss per share attributable to Owners of the Company:
Basic (in Ringgits per share) | RM / shares				RM 1.55
Diluted (in Ringgits per share) | RM / shares				RM 1.55